UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Verity and Verity, LLC
Address:  2015 Boundary Street
          Beaufort, SC 29902

Form 13F File Number:  028-14888

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William W. Verity
Title:    Managing Member/President/Director
Phone:    843.379.6661

Signature, Place, and Date of Signing:

    /s/ William W. Verity              Beaufort, SC            February 11, 2013
    ---------------------              ------------            -----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                         -----------

Form 13F Information Table Entry Total:           72
                                         -----------

Form 13F Information Table Value Total:  $   125,546
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number        Name

1         028-11230                   ThomasPartners, Inc.


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
                COLUMN 1                 COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                         TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
             NAME OF ISSUER               CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
---------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
3m Company                               Equity   88579Y101       2,197      23,664          Shared                           23,664
A T & T Corp New                         Equity   00206R102       2,320      68,820          Shared                           68,820
Abbott Laboratories                      Equity   2824100         2,955      45,119          Shared                           45,119
Accenture Ltd Cl A                       Equity   G1151C101       1,489      22,395          Shared                           22,395
Alps TRUST Etf                           ETF      00162Q866         277      17,370          Shared                           17,370
Altria Group                             Equity   02209S103       2,082      66,231          Shared                           66,231
American Express Company                 Equity   25816109        1,272      22,133          Shared                           22,133
American Financial Group                 Equity   25932104          397      10,044          Sole                             10,044
B C E Inc                                ADR      05534B760       2,196      51,138          Shared                           51,138
Becton Dickinson & Co                    Equity   75887109        1,906      24,374          Shared                           24,374
Boardwalk Pipeline Ptnrs                 MLP      96627104          874      35,113          Shared                           35,113
Br Amer Tobacco Plc Adrf                 ADR      110448107       1,026      10,130          Shared                           10,130
Chevron Corp.                            Equity   166764100       2,657      24,570          Shared                           24,570
Chubb Corporation                        Equity   171232101       2,738      36,355          Shared                           36,355
Cincinnati Financial Cp                  Equity   172062101       2,342      59,796          Shared                           59,796
Coca Cola Company                        Equity   191216100       1,887      52,060          Shared                           52,060
Cullen Frost Bankers                     Equity   229899109       1,457      26,842          Shared                           26,842
Deere & Co                               Equity   244199105       1,336      15,464          Shared                           15,464
Diageo Plc New Adr                       ADR      25243Q205       2,923      25,070          Shared                           25,070
Du Pont E I De Nemour&Co                 Equity   263534109       2,143      47,650          Shared                           47,650
Emerson Electric Co                      Equity   291011104       2,464      46,518          Shared                           46,518
Enbridge Energy Mgmt                     LLC      29250X103       1,081      37,432          Shared                           37,432
Enbridge Energy Ptnrs Lp                 MLP      29250r106         443      15,875          Shared                           15,875
Enterprise Prd Prtnrs Lp                 MLP      293792107       1,924      38,414          Shared                           38,414
Exxon Mobil Corporation                  Equity   30231G102       2,422      27,979          Shared                           27,979
Gallagher Arthur J & Co                  Equity   363576109         323       9,310          Shared                            9,310
General Dynamics Corp                    Equity   369550108       2,423      34,982          Shared                           34,982
Genuine Parts Co                         Equity   372460105       2,858      44,953          Shared                           44,953
Illinois Tool Works                      Equity   452308109       2,488      40,908          Shared                           40,908
Intel Corp                               Equity   458140100       2,140     103,789          Shared                          103,789
Intl Business Machines                   Equity   459200101       2,594      13,543          Shared                           13,543
Janus Capital Group Inc                  Equity   47102X105       1,636     192,070          Shared                          192,070
Johnson & Johnson                        Equity   478160104       2,456      35,040          Shared                           35,040
Jp Morgan Exch Trad Note                 ETN      46625H365         738      19,179          Shared                           19,179
Kimberly-Clark Corp                      Equity   494368103       1,504      17,808          Shared                           17,808
Kinder Morgan Energy Lp                  MLP      494550106       1,610      20,172          Shared                           20,172
Kinder Morgan Management                 LLC      49455U100         822      10,893          Shared                           10,893
Linn Energy                              MLP      536020100         408      11,565          Shared                           11,565
Lowes Companies Inc                      Equity   548661107       1,598      44,978          Shared                           44,978
Magellan Midstream Ptnrs                 MLP      559080106       2,144      49,637          Shared                           49,637
Mc Cormick & Co Inc N-Vt                 Equity   579780206         462       7,280          Shared                            7,280
Mc Donalds Corp                          Equity   580135101       1,643      18,627          Shared                           18,627
Metcash Ltd Ord                          Equity   Q6014C106         731     211,955          Shared                          211,955
Microsoft Corp                           Equity   594918104       2,175      81,415          Shared                           81,415
Natural Resource Ptnr Lp                 MLP      63900P103         218      11,745          Shared                           11,745
Northeast Utilities                      Equity   664397106       1,651      42,254          Shared                           42,254
Northern TRUST Corp                      Equity   665859104       1,523      30,365          Shared                           30,365
Novartis A G Spon Adr                    ADR      66987V109       2,460      38,865          Shared                           38,865
Omnicom Group Inc                        Equity   681919106       1,927      38,561          Shared                           38,561
Parker-Hannifin Corp                     Equity   701094104       1,202      14,129          Shared                           14,129
Paychex Inc                              Equity   704326107       2,067      66,469          Shared                           66,469
Philip Morris Intl Inc                   Equity   718172109       2,357      28,184          Shared                           28,184
PowerShares ETF Tr-Intl Divid            ETF      73935X716         204      12,881          Shared                           12,881
PPG Industries Inc                       Equity   693506107       3,294      24,339          Shared                           24,339
Procter & Gamble Co                      Equity   742718109       2,298      33,851          Shared                           33,851
PVR Partners, LP                         MLP      707884102       1,197      46,059          Shared                           46,059
Raytheon Company New                     Equity   755111507       1,280      22,239          Shared                           22,239
Reynolds American Inc                    Equity   761713106       1,087      26,230          Shared                           26,230
Siemens A G Adr                          ADR      826197501       2,396      21,883          Shared                           21,883
Staples Inc                              Equity   855030102       2,071     181,700          Shared                          181,700
Sunoco Logistics Ptnr Lp                 MLP      86764L108       1,723      34,653          Shared                           34,653
Sysco Corporation                        Equity   871829107       2,057      64,985          Shared                           64,985
The Southern Company                     Equity   842587107       1,428      33,364          Shared                           33,364
Tortoise Egy Infrastruct                 LLC      89147L100         886      23,380          Shared                           23,380
Total S A Adr                            ADR      89151E109       2,261      43,475          Shared                           43,475
United Parcel Service B                  Equity   911312106       1,664      22,563          Shared                           22,563
United Technologies Corp                 Equity   913017109       2,330      28,408          Shared                           28,408
V F Corporation                          Equity   918204108       2,443      16,182          Shared                           16,182
Verizon Communications                   Equity   92343V104       1,549      35,803          Shared                           35,803
Walgreen Company                         Equity   931422109       1,832      49,508          Shared                           49,508
Waste Management Inc Del                 Equity   94106L109       2,281      67,618          Shared                           67,618
Wells Fargo & Co New                     Equity   949746101       2,300      67,281          Shared                           67,281